Subsequent events	12 Months Ended
Dec. 31, 2018
Events After Reporting Period [Abstract]
Subsequent events
Subsequent events
January 2019 Reverse Stock Split
On January 18, 2019, the Company effected a one-for-ten reverse stock split. The Company's shareholders approved the reverse stock split including the change in authorized common shares at the Company's special meeting of shareholders held on January 15, 2019. Pursuant to this reverse stock split, the total number of authorized common shares was reduced to 150,000,000 shares and the number of common shares outstanding was reduced from 513,975,324 shares to 51,397,470 shares (which reflects adjustments for fractional share settlements). The par value of the common shares was not adjusted as a result of the reverse stock split. All share and per share information contained in these consolidated financial statements has been retroactively adjusted to reflect the reverse stock split.
Declaration of Dividend
On February 13, 2019, the Company's Board of Directors declared a quarterly cash dividend of $0.10 per common share payable on or about March 28, 2019 to all shareholders of record as of March 13, 2019 (the record date). As of March 15, 2019, there were 51,396,970 common shares outstanding.
Convertible Notes due 2019 and Convertible Notes due 2022
On March 13, 2019, the conversion rates of the Convertible Notes due 2019 and Convertible Notes due 2022 were adjusted to reflect the Company's expected payment of a cash dividend on or about March 28, 2019 to all shareholders of record as of March 13, 2019. The new conversion rates for the Convertible Notes due 2019 and Convertible Notes due 2022 are 10.1110 and 25.4799 shares, respectively, of the Company's common shares representing an increase of the prior conversion rate of 0.0570 and 0.1437 shares, respectively, for each $1,000 principal amount of the Convertible Notes due 2019 and Convertible Notes due 2022.
2013 Equity Incentive Plan
On February 28, 2019, the Company's Board of Directors approved the reloading of the 2013 Equity Incentive Plan and reserved an additional 86,977 common shares, par value $0.01 per share, for issuance pursuant to the plan.
Securities Repurchase Program
In March 2019, the Company repurchased $2.3 million face value of its Convertible Notes due 2019 at an average price of $990.00 per $1,000 principal amount, or $2.3 million. The Company had $121.6 million remaining under the Securities Repurchase Program as of March 15, 2019.  The Company expects to repurchase any securities in the open market, at times and prices that are considered to be appropriate, but it is not obligated under the terms of the program to repurchase any securities.
Redemption of Senior Notes due 2019
On March 18, 2019 ("the Redemption Date"), the Company redeemed the entire outstanding balance of the Senior Notes Due 2019.  The redemption price of the Senior Notes Due 2019 was equal to 100% of the principal amount to be redeemed, plus accrued and unpaid interest to, but excluding, the Redemption Date.